Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2017
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	50 years
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	10 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	7 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	10 years